Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Commitments And Contingent Liabilities Text Block Abstract
Schedule of commitments and contingencies
Total
Royalty Agreements	2,455
Lease obligations	881,505
3,336,505